Earnings per share (EPS)	6 Months Ended
Jun. 30, 2022
Earnings per share ("EPS")
Earnings per share ("EPS")

Note 17 - Earnings per share ("EPS")

	For the three months ended June 30,
	2022			2021
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$196.5	191.5	$1.03	$175.3	191.0	$0.92
Effect of dilutive securities	—	0.4	(0.01)	—	0.4	—
Diluted earnings per share	$196.5	191.9	$1.02	$175.3	191.4	$0.92

	For the six months ended June 30,
	2022			2021
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$378.5	191.4	$1.98	$346.8	191.0	$1.82
Effect of dilutive securities	—	0.4	(0.01)	—	0.3	(0.01)
Diluted earnings per share	$378.5	191.8	$1.97	$346.8	191.3	$1.81

For the three and six months ended June 30, 2022, there were 109,948 stock options (Q2 2021 – 61,594 stock options) excluded from the computation of diluted EPS due to being anti-dilutive. RSUs totaling 66,794 (Q2 2021 - 66,996 RSUs) were excluded from the computation of diluted EPS due to the performance criteria for the vesting of the RSUs not being measurable as at June 30, 2022.